Document and Entity Information	Nov. 09, 2022
Cover [Abstract]
Document Type	8-K
Amendment Flag	false
Document Period End Date	Nov. 09, 2022
Entity Registrant Name	FAIR ISAAC CORPORATION
Entity Incorporation, State or Country Code	DE
Entity File Number	001-11689
Entity Tax Identification Number	94-1499887
Entity Address, Address Line One	5 West Mendenhall
Entity Address, Address Line Two	Suite 105
Entity Address, City or Town	Bozeman
Entity Address, State or Province	MT
Entity Address, Postal Zip Code	59715
City Area Code	406
Local Phone Number	982-7276
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Entity Central Index Key	0000814547
Title of 12(b) Security	Common Stock, $0.01 par value per share
Trading Symbol	FICO
Security Exchange Name	NYSE